Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balance and Transactions [Abstract]
Schedule of Balances of Amount Due from Related Parties	As of December 31, 2022 and 2021, the balances of amount due from related parties were as follows:
		As of December 31,
		2022	2021
Due from related parties
Bally		5,168	5,168
Zhuhai Investment		-	25,534
Mr. Xuanming Wang		20,102	26,664
Mr. Haiwei Zuo		-	7,912
Mr. Wenwu Zhang	(1)	337,420	-
Shidong (Suzhou) Investment Co., Ltd.		37,332	-
Total		$400,022	$65,278
(1)	The balance as of December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe. See Note 7.

Schedule of Due to Related Parties	As of December 31, 2022 and 2021, the balances of amounts due to related parties were as follows:
		As of December 31,
		2022	2021
Due to related parties
Mr. Haiping Hu		2,872	-
Mr. Chenming Qi		9,189	-
Ms. Jing Ji		19,923	-
Shanghai HuiYang Investment Co.	(1)	738,128	-
Haicheng Shenhe		50,395	-
Zhuhai Investment		64,643	-
Total		$885,150	$-
(1)	The balance as of December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.

Schedule of Balances of Deferred Revenue of Related Parties	As of December 31, 2022 and 2021, the balances of deferred revenue of related parties were as follows:
		As of December 31,
		2022	2021
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	$347,471	$-
Total		$347,471	$-
(1)	The balance as of December 31, 2022 represented the advance from the related party for tailored services.